SHARE-BASED COMPENSATION - Narrative (Details) € / shares in Units, € in Millions	1 Months Ended						12 Months Ended
	Apr. 30, 2022 shares	Jul. 31, 2020 shares	May 31, 2020 shares	Apr. 30, 2019	May 31, 2018	Jul. 31, 2017	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 shares
Share Based Payment Plans [line items]
Expense from share-based payment transactions with employees | €							€ 18	€ 15	€ 15
Antidilutive securities (in shares)									6,402,289
PSUs
Share Based Payment Plans [line items]
Share based compensation, vesting period							3 years
Total shareholder return (TSR) percentage achieved				200.00%	182.90%	186.80%
Potential additional shares granted (in shares)	1,849,268	1,458,985	1,161,718
Share price at grant date (in EUR per share) | € / shares							€ 17.11	€ 13.90
PSUs | Bottom of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier							0.00%
PSUs | Top of range
Share Based Payment Plans [line items]
Percentage of vesting multiplier							200.00%
RSUs
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)							556,360	534,499
RSUs | Certain Employees And Chief Financial Officer
Share Based Payment Plans [line items]
Vesting period on the grant date							3 years
Share price at grant date (in EUR per share) | € / shares							€ 17.11
RSUs | Board Members
Share Based Payment Plans [line items]
Potential additional shares granted (in shares)							0	0	0	2